LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON PARTNERS INCOME TRUST

LEGG MASON PARTNERS MONEY MARKET TRUST

SUPPLEMENT DATED JULY 30, 2009

TO THE STATEMENTS OF ADDITIONAL INFORMATION

OF THE FUNDS LISTED IN

SCHEDULE A

With respect to the funds listed in Schedule A except for Legg Mason Partners Core Bond Fund and Western Asset Money Market Fund, the following disclosure is added to the section of the Statement of Additional Information titled “Purchase of Shares”:

Under certain circumstances, an investor who purchases fund shares pursuant to a fee-based advisory account program of an Eligible Financial Intermediary as authorized by LMIS may be afforded an opportunity to make a conversion between one or more share classes owned by the investor in the same fund to Class I shares of that fund. Such a conversion in these particular circumstances does not cause the investor to realize taxable gain or loss.

With respect to each asterisked fund listed in Schedule A, the following disclosure replaces the section of the Statement of Additional Information titled “Custodian and Transfer Agent”:

Custodian and Transfer Agents

State Street Bank and Trust Company (“State Street”), One Lincoln Street, Boston, Massachusetts 02111, serves as the custodian of the fund. State Street, among other things, maintains a custody account or accounts in the name of the fund, receives and delivers all assets for the fund upon purchase and upon sale or maturity, collects and receives all income and other payments and distributions on account of the assets of the fund and makes disbursements on behalf of the fund. State Street neither determines the fund’s investment policies nor decides which securities the fund will buy or sell. For its services, State Street receives a monthly fee based upon the daily average market value of securities held in custody and also receives securities transaction charges, including out-of-pocket expenses. The fund may also periodically enter into arrangements with other qualified custodians with respect to certain types of securities or other transactions such as repurchase agreements or derivatives transactions. State Street also may act as the fund’s securities lending agent and in that case would receive a share of the income generated by such activities.

Boston Financial Data Services, Inc. (“BFDS”), located at 2 Heritage Drive, North Quincy, Massachusetts 02171, serves as the fund’s transfer agent. Under the transfer agency agreement with BFDS, BFDS maintains the shareholder account records for the fund, handles certain communications between shareholders and the fund and distributes dividends and distributions payable by the fund. For these services, BFDS receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the fund during the month and is reimbursed for out-of-pocket expenses.

PNC Global Investment Servicing (U.S.) Inc. (“PNC”), located at 4400 Computer Drive, Westborough, Massachusetts 01581, serves as co-transfer agent with BFDS with respect to shares purchased by clients of certain service providers. Under the co-transfer agency agreement with PNC, PNC maintains the shareholder account records for the fund, handles certain communications between shareholders and the fund and distributes dividends and distributions payable by the fund. For these services, PNC receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the fund during the month, and is reimbursed for out-of-pocket expenses.

Schedule A

Fund	Date of Statement of Additional Information

LEGG MASON PARTNERS EQUITY TRUST
Legg Mason Partners 130/30 U.S. Large Cap Equity Fund*	February 28, 2009
Legg Mason Partners Aggressive Growth Fund*	December 15, 2008, as amended May 20, 2009
Legg Mason Partners All Cap Fund*	August 8, 2008, as amended December 15, 2008
Legg Mason Partners Appreciation Fund*	April 30, 2009
Legg Mason Partners Capital and Income Fund*	April 30, 2009

Fund	Date of Statement of Additional Information
Legg Mason Partners Capital Fund*	April 30, 2009
Legg Mason Partners Convertible Fund*	November 7, 2008
Legg Mason Partners Diversified Large Cap Growth Fund	February 28, 2009
Legg Mason Partners Dividend Strategy Fund*	February 28, 2009
Legg Mason Partners Emerging Markets Equity Fund*	February 28, 2009
Legg Mason Partners Equity Fund	April 30, 2009
Legg Mason Partners Equity Income Builder Fund*	February 28, 2009
Legg Mason Partners Fundamental Value Fund*	January 28, 2009
Legg Mason Partners Global Equity Fund*	April 30, 2009
Legg Mason Partners International All Cap Opportunity Fund*	February 28, 2009
Legg Mason Partners Investors Value Fund*	April 30, 2009
Legg Mason Partners Large Cap Growth Fund*	March 19, 2009, as amended July 15, 2009
Legg Mason Partners Lifestyle Allocation 30%*	May 31, 2009
Legg Mason Partners Lifestyle Allocation 50%*	May 31, 2009
Legg Mason Partners Lifestyle Allocation 70%*	May 31, 2009
Legg Mason Partners Lifestyle Allocation 85%*	May 31, 2009
Legg Mason Partners Lifestyle Allocation 100%*	May 31, 2009
Legg Mason Partners Lifestyle Income Fund*	May 31, 2009
Legg Mason Partners Mid Cap Core Fund*	March 30, 2009
Legg Mason Partners Small Cap Growth Fund*	April 30, 2009
Legg Mason Partners Small Cap Value Fund*	January 28, 2009
Legg Mason Partners Social Awareness Fund*	May 31, 2009
Legg Mason Partners Target Retirement 2015	May 31, 2009
Legg Mason Partners Target Retirement 2020	May 31, 2009
Legg Mason Partners Target Retirement 2025	May 31, 2009
Legg Mason Partners Target Retirement 2030	May 31, 2009
Legg Mason Partners Target Retirement 2035	May 31, 2009
Legg Mason Partners Target Retirement 2040	May 31, 2009
Legg Mason Partners Target Retirement 2045	May 31, 2009
Legg Mason Partners Target Retirement 2050	May 31, 2009
Legg Mason Partners Target Retirement Fund	May 31, 2009
Legg Mason Partners U.S. Large Cap Equity Fund	March 30, 2009
Legg Mason Permal Tactical Allocation Fund	April 13, 2009

Fund	Date of Statement of Additional Information
LEGG MASON PARTNERS INCOME TRUST
Legg Mason Partners Adjustable Rate Income Fund	September 12, 2008
Legg Mason Partners Core Bond Fund*	November 25, 2008
Legg Mason Partners Core Plus Bond Fund*	November 25, 2008
Legg Mason Partners California Municipals Fund*	June 28, 2009, as amended July 6, 2009
Legg Mason Partners Corporate Bond Fund*	April 30, 2009
Legg Mason Partners Global High Yield Bond Fund*	April 30, 2009
Legg Mason Partners Government Securities Fund*	April 30, 2009
Legg Mason Partners High Income Fund*	November 25, 2008
Legg Mason Partners Intermediate-Maturity California Municipals Fund*	March 30, 2009
Legg Mason Partners Intermediate-Maturity New York Municipals Fund*	March 30, 2009
Legg Mason Partners Managed Municipals Fund*	June 28, 2009, as amended July 6, 2009
Legg Mason Partners Massachusetts Municipals Fund*	March 30, 2009
Legg Mason Partners Municipal High Income Fund*	November 25, 2008
Legg Mason Partners Oregon Municipals Fund	August 8, 2008
Legg Mason Partners Short Duration Municipal Income Fund	February 28, 2009
Legg Mason Partners Short-Term Bond Fund	April 30, 2009
Legg Mason Partners Strategic Income Fund*	November 25, 2008
Western Asset Emerging Markets Debt Portfolio	June 28, 2009
Western Asset Global High Yield Bond Portfolio	June 28, 2009

LEGG MASON PARTNERS MONEY MARKET TRUST
Western Asset Money Market Fund*	April 30, 2009, as amended June 2, 2009